Supplement, dated March 16, 2011

to SAI, dated May 1, 2010

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On Page 18 of the Statement of Additional Information in the Management of the Investment Company section, in the Directors and Officers subsection, the second sentence is hereby deleted and replaced with the following sentence: “The Directors of the Investment Company consist of eight individuals, seven of whom are not “interested persons” of the Investment Company as defined in the 1940 Act (“Independent Directors”).